BASIC AND DILUTED NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
Net income (loss) attributable to Magal shareholders'	$ 3,410	$ (4,463)	$ 4,094
Denominator for basic net earnings per share weighted-average number of shares outstanding	16,186,148	16,138,944	16,003,482
Employee stock options	151,908		27,334
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	16,338,056	16,138,944	16,030,816